Overview and Summary of Significant Accounting Policies (Narrative) (Details) customer in Thousands, $ in Millions			12 Months Ended
	Jan. 31, 2020 employee	Jan. 01, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) mi² customer	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Significant Accounting Policies [Line Items]
Cash and Cash Equivalents, at Carrying Value				$ 10.8	$ 45.0
Restricted Cash and Cash Equivalents, Current				10.5	21.2
Payments of Ordinary Dividends, Common Stock				95.0	43.8	$ 39.0
Capitalized Software, estimated amortization expense for year after next				$ 3.3
Approximate number of retail customers | customer				526
Service area, square miles | mi²				6,000
Capitalized interest for unregulated generation property				$ 3.2	$ 0.5	$ 1.5
Straight-line depreciation average annual composite basis (percent)				2.90%	3.00%	3.40%
Depreciation and amortization				$ 70.8	$ 74.5	$ 75.3
Capitalized Computer Software, Amortization					4.3	6.3	$ 5.7
Capitalized Software, estimated amortization over remaining useful life					11.1
Capitalized Software, estimated amortization expense for next twelve months				3.5
Capitalized Software, estimated amortization expense for three years in the future				3.2
Capitalized Software, estimated amortization expense for four years in the future				1.0
Capitalized Software, estimated amortization expense for five years in the future				0.1
AOCI reclassed to Retained Earnings, net of tax		$ 1.1			(1.1)
Restricted Cash and Cash Equivalents				21.3	66.2	5.6	$ 1.6
THE DAYTON POWER AND LIGHT COMPANY [Member]
Significant Accounting Policies [Line Items]
Excise Taxes Collected				50.1	51.7	49.4
Cash and Cash Equivalents, at Carrying Value				10.8	45.0
Restricted Cash and Cash Equivalents, Current				10.5	21.2
Insurance costs below coverage thresholds of third-party providers				3.3	4.3
AOCI reclassed to Retained Earnings before tax		$ 1.7
Restricted Cash and Cash Equivalents				21.3	66.2
Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Entity number of employees | employee	630
Percentage Of Employees Under Collective Bargaining Agreement	59.00%
Electric Generation, Transmission and Distribution Equipment [Member]
Significant Accounting Policies [Line Items]
Depreciation and amortization				66.5	68.2	69.6
Pension [Member]
Significant Accounting Policies [Line Items]
Service cost				3.7	6.1	5.7
Interest cost				14.9	$ 13.8	$ 14.2
Pension [Member] | Scenario, Forecast [Member]
Significant Accounting Policies [Line Items]
Service cost			$ 5.3
Accounting Standards Update 2016-13 [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Significant Accounting Policies [Line Items]
Accounts Receivable, before Allowance for Credit Loss, Current				$ 71.3